INCOME TAX - Components recognized in income statement (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current tax
Fiscal term	$ (2,672,274)	$ (1,772,530)	$ (1,721,483)
Prior fiscal terms	68,516	159,737	46,462
Total current tax	(2,603,758)	(1,612,793)	(1,675,021)
Deferred tax
Fiscal term	(97,261)	(688,248)	(203,510)
Adjustments for deferred tax of prior periods	(55,554)	(67,083)	(23,966)
Adjustments for consolidation purposes	(54,393)	(11,728)	82,204
Total deferred tax	(207,208)	(767,059)	(145,272)
Income tax continued operations	$ (2,810,966)	$ (2,379,852)	$ (1,820,293)
Colombia
Deferred tax
Nominal income tax rate	35.00%	35.00%	31.00%
Income tax points liquidated	5.00%	5.00%	3.00%